Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	$ 640	$ (378)
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	31,302
Financial assets, ending balance	34,567
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	12,743
Financial liabilities, ending balance	12,738
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	65,982
Financial liabilities, ending balance	70,653
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	22	(4)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	784
Total gains or losses recognised in profit or loss	(20)	(4)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	22	(4)
– exchange differences	22	(4)
Purchases	58	135
New issuances	0	0
Sales	(12)	(293)
Settlements	(318)	(164)
Transfers out	(482)	(29)
Transfers in	15	11
Financial liabilities, ending balance	47	130
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	28	5
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	138,727
Financial liabilities, ending balance	163,589
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	1	31
– exchange differences	418	(108)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	9,117
Total gains or losses recognised in profit or loss	112	345
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	419	(77)
– exchange differences	418	(108)
Purchases	0	0
New issuances	2,966	3,378
Sales	0	0
Settlements	(2,355)	(1,898)
Transfers out	(2,826)	(1,039)
Transfers in	1,587	522
Financial liabilities, ending balance	9,020	12,159
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(179)	(167)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	264,448
Financial liabilities, ending balance	257,601
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	237	(30)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,842
Total gains or losses recognised in profit or loss	893	865
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	237	(30)
– exchange differences	237	(30)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(341)	(136)
Transfers out	(464)	(353)
Transfers in	504	566
Financial liabilities, ending balance	3,671	3,481
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(1,307)	(541)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	339,193
Financial assets, ending balance	381,746
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	339,193
Financial assets, ending balance	381,746
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,734
Total gains or losses recognised in profit or loss	1	(11)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	238	(73)
– financial investments: fair value gains/(losses)	35	(18)
– exchange differences	203	(55)
Purchases	880	351
New issuances	0	0
Sales	(127)	(30)
Settlements	(313)	(406)
Transfers out	(1,478)	(80)
Transfers in	185	45
Financial assets, ending balance	2,120	2,414
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	203	(55)
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	314,842
Financial assets, ending balance	333,745
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	6,675
Total gains or losses recognised in profit or loss	(37)	(7)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	266	(48)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	266	(48)
Purchases	2,312	1,030
New issuances	1	0
Sales	(1,541)	(633)
Settlements	(1,419)	(615)
Transfers out	(1,690)	(281)
Transfers in	656	328
Financial assets, ending balance	5,223	4,080
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	55	(12)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	266	(48)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	115,769
Financial assets, ending balance	128,942
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,744
Total gains or losses recognised in profit or loss	912	270
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(76)	(102)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(76)	(102)
Purchases	2,003	3,694
New issuances	0	0
Sales	(75)	(183)
Settlements	(182)	(1,738)
Transfers out	(184)	(213)
Transfers in	2,448	105
Financial assets, ending balance	24,590	21,621
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	116	(302)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(76)	(102)
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement, enhanced levelling methodology
Reconciliation of changes in fair value measurement, assets [abstract]
Transfers in	2,300
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	268,637
Financial assets, ending balance	249,672
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,149
Total gains or losses recognised in profit or loss	605	323
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	195	(22)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	195	(22)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(404)	(147)
Transfers out	(300)	(265)
Transfers in	389	553
Financial assets, ending balance	2,634	2,511
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	699	(2,157)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	195	(22)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	(20)	(4)
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	28	5
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	112	345
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	893	865
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(1,307)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	(37)	(7)
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	55	(12)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	605	323
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	699	(2,157)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	867	223
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	(179)	(167)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	45	47
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	116	(302)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	1	(11)
– gains less losses from financial investments held at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss	$ 0	$ 0